Prepayments and deposits	3 Months Ended
Sep. 30, 2024
Current prepayments and current accrued income other than current contract assets [abstract]
Prepayments and deposits
Note 10. Prepayments and deposits

	30 Sep 2024	30 Jun 2024
	US$'000	US$'000
Current assets
Security deposits	1,160	2,101
Prepayments	24,426	9,787

	25,586	11,888

Non-current assets
Security deposits	22,924	17,459

Total prepayments and other assets	48,510	29,347

The increase in current prepayments primarily relates to electricity prepayments in relation to the Childress site which increased following the addendum to the PSA signed on 23 August 2024 (refer to note 8 - Financial asset at fair value through profit or loss).
Non-current deposits include connection deposits paid for expansion projects in British Columbia, Canada and West Texas, USA.